Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,664,101
Balance ending of period	1,631,405	$ 1,664,101
Vessel Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,992,613	1,886,158
Additions	4,453	138,802
Impairment loss		(25,544)
Disposals		(6,803)
Balance ending of period	1,997,066	1,992,613
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(328,512)	(262,851)
Disposals		68
Depreciation	(37,149)	(72,443)
Impairment loss		6,714
Balance ending of period	(365,661)	(328,512)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,664,101	1,623,307
Additions	4,453	138,802
Depreciation	(37,149)	(72,443)
Impairment loss		(18,830)
Disposals		(6,735)
Balance ending of period	$ 1,631,405	$ 1,664,101